CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2026 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (423,319,937)
Adjustments to reconcile net income to net cash used in operating activities:
Subscription agreement expense	425,184,274
Interest earned on investments held in Trust Account	(2,046,520)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(57,079)
Long-term prepaid insurance	20,217
Accrued expenses	(1,066)
Net cash used in operating activities	(220,111)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	140,482
Net cash provided by investing activities	140,482
Cash Flows from Financing Activities:
Due from Sponsor	(4,800)
Net cash used in financing activities	(4,800)
Net Change in Cash and Cash Equivalents	(84,429)
Cash and Cash Equivalents - Beginning of period	749,812
Cash and Cash Equivalents - End of period	$ 665,383